[ARK FUNDS LOGO OMITTED] CLEAR-CUT STRATEGIES FOR CONFIDENT INVESTING.

OCTOBER 31, 2002                            Corporate Classes Semi Annual Report

                                         U.S. Treasury Cash Management Portfolio
                                       U.S. Government Cash Management Portfolio
                                                 Prime Cash Management Portfolio
                                              Tax-Free Cash Management Portfolio

[ARK FUNDS SIDE BORDER GRAPHIC OMITTED]
MANAGED BY ALLIED INVESTMENT ADVISORS, INC.

CONTENTS

        Letter to Shareholders .......................   1

        Management Discussion and Analysis ...........   4

        Schedules of Investments .....................   6

        Statements of Assets & Liabilities ...........  13

        Statements of Operations .....................  14

        Statements of Changes in Net Assets ..........  15

        Financial Highlights .........................  16

        Notes to Financial Statements ................  17

        Supplementary Information ....................  20


This report and the financial statements contained herein are submitted for the general information of shareholders of the ARK Funds and do not constitute investment advice. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus for each of the portfolios included. Shares of the portfolios are not deposits of any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investing in the shares involves investment risks including the possible loss of principal amount invested. The views in this report are those of the portfolio manager as of October 31, 2002 and may not reflect his views as of the date this report was first published or anytime thereafter. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds. For information about ARK Funds Portfolios, please call 1-800-ARK-FUND (1-800-275-3863).

                                                        LETTER TO SHAREHOLDERS 1


DECEMBER 2002

DEAR SHAREHOLDERS,

With this Semi Annual Report, we are pleased to update you on the progress of the ARK Cash Management Portfolios as of October 31, 2002.

In addition to providing you with information about the Portfolios' performance, diversification, and holdings, the portfolio manager's Management Discussion and Analysis provides relevant financial market information.

Assets of the ARK Cash Management Portfolios have continued to grow, reaching $949.7 million at October 31, 2002.

A matter of particular interest occurred on September 26, 2002. On that date, M&T Bank Corporation of Buffalo, New York, entered into an agreement with Allied Irish Banks, p.l.c. to acquire Allfirst Financial Inc., the indirect parent corporation of Allied Investment Advisors, Inc. ("AIA"), ARK Funds' investment advisor. As an ARK Funds shareholder, you will be asked to vote on a proposal to have AIA continue as an investment advisor. Proxy material will be mailed to you shortly describing how to vote and advising you of a Special Meeting of Shareholders. We encourage you to review the proxy material and return your completed proxy form. Your vote is important!

We hope you share our pleasure with the ARK Cash Management Portfolios' progress. Our goals continue to be asset growth and building upon our successes. We look forward to continuing to help you meet your financial goals.


                                       Sincerely,

                                       /s/ William H. Cowie, Jr.

                                       William H. Cowie, Jr.

                                       CHAIRMAN

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

                       This page intentionally left blank.

[ARK FUNDS SIDE BORDER GRAPHIC OMITTED]
                                                    CASH MANAGEMENT PORTFOLIOS 3


                                 Cash Management
                                   Portfolios

OUR INVESTMENT MANAGEMENT PHILOSOPHY IS DEFINED BY THREE OBJECTIVES: TO PRESERVE PRINCIPAL, TO MAINTAIN DAILY LIQUIDITY, AND TO MAXIMIZE CURRENT INCOME. TO ACHIEVE THESE OBJECTIVES, WE ACTIVELY MANAGE THE CASH MANAGEMENT PORTFOLIOS UTILIZING OUR CONSERVATIVE AND HIGHLY DISCIPLINED RELATIVE-VALUE APPROACH, WHICH IS CONSTANTLY MONITORED AND REVIEWED SEEKING TO ENSURE THAT THE PORTFOLIOS' GOALS ARE REALIZED.

TO PRESERVE PRINCIPAL, WE CONSIDER ONLY THOSE ISSUERS THAT PASS OUR STRINGENT CREDIT EVALUATION PROCESS. THE GOAL OF THE CREDIT EVALUATION PROCESS IS TO SELECT HIGH-QUALITY ISSUERS THAT PRESENT MINIMAL CREDIT RISK. THE EVALUATION PROCESS IS BASED ON BOTH QUANTITATIVE AND QUALITATIVE FACTORS THAT HIGHLIGHT THE ISSUER'S ABILITY TO MAINTAIN ITS CREDIT RATING AND LEADING INDUSTRY POSITION. ISSUERS ARE MONITORED AND REVIEWED BY THE ALLIED INVESTMENT ADVISORS INVESTMENT POLICY COMMITTEE, WHICH IS COMPRISED OF SENIOR PERSONNEL FROM ALLIED INVESTMENT ADVISORS, INC. (AIA).

TO PROVIDE DAILY LIQUIDITY, WE MANAGE OUR MATURITIES AND ENGAGE IN OVERNIGHT REPURCHASE AGREEMENTS SEEKING TO OBTAIN THE HIGHEST SHORT-TERM CREDIT RATINGS. EACH REPURCHASE AGREEMENT IS COLLATERALIZED BY U.S. TREASURY OR U.S. GOVERNMENT AGENCY SECURITIES.

TO MAXIMIZE CURRENT INCOME, WE ACTIVELY MANAGE THE PORTFOLIOS. WE SEEK TO
TAKE ADVANTAGE OF SHORT-LIVED TRADING OPPORTUNITIES AND MARKET INEFFICIENCIES BY EMPLOYING A RELATIVE-VALUE APPROACH THAT EMPHASIZES SECURITY SELECTION.

EACH PORTFOLIO'S STRATEGY STARTS WITH AN AVERAGE MATURITY DECISION. THIS DECISION IS DETERMINED BY A NUMBER OF FACTORS, SUCH AS ANALYSIS OF OUR SHAREHOLDERS' LIQUIDITY NEEDS, EXPECTED FEDERAL RESERVE MONETARY POLICY AND YIELD CURVE, AND IMPLIED FORWARD INTEREST-RATE ANALYSIS.

UPON DETERMINING A PORTFOLIO'S AVERAGE MATURITY, WE ANALYZE EACH MARKET SECTOR TO DETERMINE WHICH SECTORS WE BELIEVE ARE CHEAP, THUS PROVIDING VALUE, AND WHICH SECTORS ARE EXPENSIVE. INDIVIDUAL SECURITIES ARE THEN SELECTED. THIS IN-DEPTH ANALYSIS ALLOWS US TO IDENTIFY PERCEIVED MARKET INEFFICIENCIES AND TRADING OPPORTUNITIES.

[GRAPHIC OMITTED]

4 [ARK LOGO OMITTED] CASH MANAGEMENT PORTFOLIOS

CASH MANAGEMENT PORTFOLIOS


[PHOTO OF JAMES M. HANNAN OMITTED]
JAMES M. HANNAN

PORTFOLIO MANAGER

JAMES M. HANNAN IS MANAGER OF THE CASH MANAGEMENT PORTFOLIOS, AND HE IS MANAGER OR CO-MANAGER OF OTHER ARK FUNDS PORTFOLIOS. HE IS ALSO RESPONSIBLE FOR SEVERAL SEPARATELY MANAGED INSTITUTIONAL PORTFOLIOS. MR. HANNAN IS A MANAGING DIRECTOR OF ALLIED INVESTMENT ADVISORS, INC., THE MANAGER OF THE FIXED INCOME GROUP, AND HAS BEEN A PORTFOLIO MANAGER SINCE 1996 AND A VICE PRESIDENT OF ALLFIRST SINCE 1987. HE HAS MORE THAN 15 YEARS OF EXPERIENCE IN THE INVESTMENT INDUSTRY.


U.S. Treasury Cash Management
U.S. Government Cash Management
Prime Cash Management
Tax-Free Cash Management

Management Discussion and Analysis
      Short-term interest rates continued to move lower during the third quarter of 2002 as many investors anticipate the Federal Reserve might lower interest rates during the fourth quarter. The Fed acknowledged the economic weakness by changing its bias from one of equal risks of economic weakness or too fast a growth rate to one of economic weakness. The Fed went on to recognize the heightened geopolitical risks and the associated uncertainty regarding future economic growth. Although third quarter growth was modest, the concern remains that consumers will join the corporate sector and reduce spending over the all-important holiday season. During the summer, consumers took advantage of the record low interest rate environment by refinancing mortgages and by buying new homes and automobiles. However, corporate America remains hesitant to either spend or hire, as evidenced by the increase in jobless claims. The manufacturing sector of the economy is also showing signs of weakness, as the latest Institute for Supply Management survey declined to its lowest level since January.

      Over the past six months, we maintained the average maturity of the Portfolios by purchasing high-quality securities maturing in the middle of 2003. At its November 6 meeting, the Fed lowered the overnight fed funds rate by 50 basis points to 1.25%. This was the first move by the Fed since last December. We believe the Fed will either lower interest rates at its next meeting in December or maintain the current rate of 1.25% for the foreseeable future given the high degree of economic uncertainty and the potential for military action with Iraq. Looking forward, we intend to maintain a barbell portfolio structure seeking to provide liquidity and a competitive rate of return, as well as to continue utilizing our conservative relative value investment process.


OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                                                    CASH MANAGEMENT PORTFOLIOS 5

Performance as of October 31, 2002 (Unaudited)*

U.S. TREASURY CASH MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------
                                                  IMONEYNET, INC.
             CORPORATE II    CORPORATE III    TREASURY INSTITUTIONAL
             CLASS SHARES    CLASS SHARES            AVERAGE+
--------------------------------------------------------------------------------
 Seven Day
 Simple Yield     1.21%          1.06%                 1.25%
--------------------------------------------------------------------------------

[Line Graph Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON
--------------------------------------------------------------------------------
              U.S. TREASURY     U.S. TREASURY
             CASH MANAGEMENT   CASH MANAGEMENT  IMONEYNET, INC.
               PORTFOLIO,         PORTFOLIO,       TREASURY
              CORPORATE II      CORPORATE III    INSTITUTIONAL
              CLASS SHARES       CLASS SHARES       AVERAGE+
11/30/01          2.30               2.15             2.02
12/31/01          1.82               1.67             1.69
1/31/02           1.64               1.49             1.50
2/28/02           1.48               1.33             1.40
3/31/02           1.39               1.24             1.40
4/30/02           1.42               1.27             1.40
5/31/02           1.45               1.33             1.38
6/30/02           1.44               1.29             1.38
7/31/02           1.42               1.27             1.37
8/31/02           1.32               1.17             1.33
9/30/02           1.25               1.10             1.30
10/31/02          1.21               1.06             1.25


U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------
                                                      IMONEYNET, INC.
             CORPORATE II    CORPORATE III      GOV'T & AGENCY INSTITUTIONAL
             CLASS SHARES    CLASS SHARES                AVERAGE+
--------------------------------------------------------------------------------
 Seven Day
 Simple Yield     1.40%          1.25%                     1.41%
--------------------------------------------------------------------------------

[Line Graph Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON
--------------------------------------------------------------------------------
             U.S. GOVERNMENT   U.S. GOVERNMENT  IMONEY NET, INC.
             CASH MANAGEMENT   CASH MANAGEMENT   GOVERNMENT &
               PORTFOLIO,         PORTFOLIO,        AGENCY
              CORPORATE II      CORPORATE III    INSTITUTIONAL
              CLASS SHARES       CLASS SHARES       AVERAGE+
11/30/01          1.96               1.81             2.07
12/31/01          1.71               1.56             1.78
1/31/02           1.62               1.47             1.63
2/28/02           1.60               1.45             1.55
3/31/02           1.55               1.40             1.51
4/30/02           1.52               1.37             1.51
5/31/02           1.43               1.31             1.48
6/30/02           1.44               1.29             1.46
7/31/02           1.41               1.26             1.45
8/31/02           1.42               1.27             1.44
9/30/02           1.37               1.22             1.42
10/31/02          1.37               1.22             1.41


PRIME CASH MANAGEMENT PORTFOLIO

----------------------------------------------------------------------------------------
                                                                   IMONEYNET, INC.
               CORPORATE     CORPORATE II     CORPORATE III     FIRST TIER INSTITUTIONAL
             CLASS SHARES    CLASS SHARES      CLASS SHARES            AVERAGE+
----------------------------------------------------------------------------------------
 Seven Day
 Simple Yield    1.69%          1.44%              1.29%                1.45%
----------------------------------------------------------------------------------------

[Line Graph Omitted]
Plot points are as follows:
               PRIME              PRIME            PRIME
           CASH MANAGEMENT   CASH MANAGEMENT   CASH MANAGEMENT   IMONEYNET, INC.
             PORTFOLIO,         PORTFOLIO,        AGENCY            FIRST TIER
             CORPORATE         CORPORATE II     CORPORATE III    INSTITUTIONAL
            CLASS SHARES       CLASS SHARES      CLASS SHARES        AVERAGE+
11/30/01        2.18               1.93             1.78               2.17
12/31/01        1.96               1.71             1.56               1.87
1/31/02         1.94               1.64             1.49               1.70
2/28/02         1.85               1.60             1.45               1.61
3/31/02         1.84               1.59             1.44               1.57
4/30/02         1.85               1.60             1.45               1.57
5/31/02         1.89               1.64             1.50               1.53
6/30/02         1.83               1.58             1.43               1.52
7/31/02         1.71               1.46             1.31               1.49
8/31/02         1.64               1.39             1.25               1.48
9/30/02         1.63               1.38             1.23               1.46
10/31/02        1.63               1.38             1.23               1.45


TAX-FREE CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------
                                              IMONEYNET, INC.
                       CORPORATE III         TAX-FREE NATIONAL
                       CLASS SHARES               AVERAGE+
--------------------------------------------------------------------------------
 Seven Day
 Simple Yield              1.12%                    1.22%
--------------------------------------------------------------------------------

[Line Graph Omitted]
Plot points are as follows:

THIRTY-DAY YIELD COMPARISON
--------------------------------------------------------------------------------

                           TAX-FREE CASH                 IMONEYNET, INC.
                       MANAGEMENT PORTFOLIO,                TAX-FREE
                        CORPORATE III SHARES           NATIONAL AVERAGE+
11/30/01                         1.22                         1.40
12/31/01                         0.97                         1.13
1/31/02                          0.86                         0.99
2/28/02                          0.85                         0.96
3/31/02                          0.90                         0.97
4/30/02                          1.07                         1.10
5/31/02                          0.97                         1.14
6/30/02                          0.80                         0.97
7/31/02                          0.82                         0.89
8/31/02                          0.82                         0.90
9/30/02                          0.86                         1.00
10/31/02                         1.02                         1.13


* Past performance of the Portfolios is not predictive of future performance. + The performance of the iMoneyNet, Inc. averages do not include operating expenses that are incurred by each Portfolio.

                                         SEMI ANNUAL REPORT  /  OCTOBER 31, 2002

6  U.S. TREASURY CASH MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

100% U.S. TREASURY BILLS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 100.1%

    U.S. TREASURY BILLS ^
       1.780%, 11/29/02                   $ 4,761        $ 4,754
                                          ----------------------
       1.720%, 11/14/02                     7,012          7,007
                                          ----------------------
       1.680%, 01/16/03                       341            340
                                          ----------------------
       1.640%, 02/06/03                         1              1
                                          ----------------------
       1.640%, 03/13/03                        87             87
                                          ----------------------
       1.630%, 01/30/03                        42             42
                                          ----------------------
       1.620%, 12/12/02                     3,146          3,140
                                          ----------------------
       1.620%, 01/23/03                       218            217
                                          ----------------------
       1.600%, 12/26/02                     1,118          1,115
                                          ----------------------
       1.570%, 02/13/03                     3,198          3,183
                                          ----------------------
       1.560%, 12/19/02                    13,012         12,985
                                          ----------------------
       1.530%, 11/21/02                       419            419
                                          ----------------------
       1.510%, 01/02/03                     8,812          8,789
                                          ----------------------
       1.510%, 02/20/03                     1,661          1,653
                                          ----------------------
       1.430%, 04/17/03                     4,333          4,304
                                          ----------------------
       1.400%, 11/07/02                        14             14
                                          ----------------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $48,050)                                           $48,050
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
(COST $48,050)                                           $48,050
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET -- (0.1)%                $   (62)
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                               $47,988
--------------------------------------------------------------------------------

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                                   U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO   7

--------------------------------------------------------------------------------
U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)
54% U.S. GOVERNMENT AGENCY OBLIGATIONS
46% REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 53.6%

    FFCB
       1.700%, 12/02/02                   $10,000        $ 9,999
                                          ----------------------
    FFCB ^
       2.080%, 01/23/03                    15,000         14,928
                                          ----------------------
       1.630%, 02/12/03                     7,000          6,967
                                          ----------------------
       1.610%, 05/15/03                     6,000          5,948
                                          ----------------------
       1.570%, 05/28/03                    15,000         14,865
                                          ----------------------
    FHLB
       6.875%, 08/15/03                     5,000          5,184
                                          ----------------------
       6.375%, 11/15/02                     3,500          3,505
                                          ----------------------
       5.125%, 01/13/03                    20,000         20,112
                                          ----------------------
       5.000%, 02/14/03                    10,000         10,068
                                          ----------------------
       2.250%, 08/14/03                     4,000          4,000
                                          ----------------------
       2.125%, 11/06/02                    10,000         10,000
                                          ----------------------
       2.060%, 07/02/03                     5,000          5,000
                                          ----------------------
       2.000%, 09/08/03                    15,000         15,000
                                          ----------------------
    FHLB ++
       1.740%, 02/28/03                    10,000          9,998
                                          ----------------------
       1.700%, 02/28/03                    15,000         14,997
                                          ----------------------
       1.700%, 03/12/03                     5,000          4,999
                                          ----------------------
    FHLMC
       7.375%, 05/15/03                    30,000         30,817
                                          ----------------------
       7.000%, 02/15/03                    17,055         17,313
                                          ----------------------
       2.070%, 09/23/03                    10,000         10,000
                                          ----------------------
    FHLMC ^
       1.980%, 12/20/02                    25,000         24,932
                                          ----------------------
       1.740%, 07/17/03                    20,000         19,752
                                          ----------------------
       1.730%, 11/01/02                    50,000         50,000
                                          ----------------------
       1.580%, 11/07/02                    10,000          9,997
                                          ----------------------
       1.560%, 01/30/03                    30,000         29,882
                                          ----------------------
    FNMA
       5.750%, 04/15/03                    35,040         35,674
                                          ----------------------
    FNMA ^
       2.290%, 11/15/02                     5,000          4,995
                                          ----------------------
       2.200%, 11/29/02                    16,300         16,271
                                          ----------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

    SLMA ^
       1.720%, 11/01/02                   $50,000       $ 50,000
                                          ----------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $455,203)                                         $455,203
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 46.3%
    DEUTSCHE BANK, 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $80,004,267 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)           80,000         80,000
                                          ----------------------
    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $55,002,933 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)           55,000         55,000
                                          ----------------------
    GOLDMAN SACHS GROUP, 1.800%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $12,822,641 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)   12,822         12,822
                                          ----------------------
    GOLDMAN SACHS GROUP, 1.920%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $105,005,600 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)  105,000        105,000
                                          ----------------------
    SALOMON BROTHERS, 1.920%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $140,007,467 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)  140,000        140,000
                                          ----------------------
TOTAL REPURCHASE AGREEMENTS
(COST $392,822)                                         $392,822
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.9%
(COST $848,025)                                         $848,025
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET -- 0.1%                 $    976
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                              $849,001
--------------------------------------------------------------------------------

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

   FFCB -- Federal Farm Credit Bureau

   FHLB -- Federal Home Loan Bank

   FHLMC -- Federal Home Loan Mortgage Corporation

   FNMA -- Federal National Mortgage Association

   SLMA -- Student Loan Marketing Association

The accompanying notes are an integral part of the financial statements.

                                         SEMI ANNUAL REPORT  /  OCTOBER 31, 2002

8   PRIME CASH MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------
PRIME CASH MANAGEMENT PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

36% REPURCHASE AGREEMENTS

26% CORPORATE OBLIGATIONS

14% COMMERCIAL PAPER

8% CERTIFICATES OF DEPOSIT

6% MASTER NOTES

4% ASSET-BACKED SECURITIES

3% TAXABLE MUNICIPAL BONDS

3% U.S. GOVERNMENT AGENCY OBLIGATIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                        PRINCIPAL        MARKET
  DESCRIPTION                        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 2.8%

    FHLB
       2.000%, 09/08/03                    $1,000         $1,000
                                          ----------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST $1,000)                                             $1,000
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 26.4%

    FINANCIALS -- 26.4%

    BANK OF NEW YORK
       6.625%, 06/15/03                     1,000          1,029
                                          ----------------------
    CREDIT SUISSE FIRST BOSTON USA ++
       2.020%, 12/06/02                     2,000          2,000
                                          ----------------------
    DEUTSCHE BANK NY
       2.235%, 10/17/03                       500            500
                                          ----------------------
    FIRST UNION
       6.625%, 03/15/03                     1,500          1,526
                                          ----------------------
    HELLER FINANCIAL
       6.400%, 01/15/03                     2,000          2,015
                                          ----------------------
    MERRILL LYNCH, SER B, MTN ++
       1.830%, 01/07/03                     1,700          1,700
                                          ----------------------
    PITNEY BOWES CREDIT
       8.800%, 02/15/03                       500            510
                                          ----------------------
    TOTAL FINANCIALS                                      $9,280
--------------------------------------------------------------------------------
TOTAL CORPORATE OBLIGATIONS
(COST $9,280)                                             $9,280
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL        MARKET
  DESCRIPTION                        AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES -- 3.7%

    FORD CREDIT AUTO OWNER TRUST,
    SER 2002-D, CL A1
       1.790%, 05/15/03                    $  641       $  641
                                          ----------------------
    HONDA AUTO RECEIVABLES OWNER TRUST,
    SER 2002-3, CL A1
       1.823%, 08/18/03                       675          675
                                          ----------------------
TOTAL ASSET-BACKED SECURITIES
(COST $1,316)                                           $1,316
--------------------------------------------------------------------------------

MASTER NOTES -- 5.7%


    FINANCIALS -- 5.7%

    AMERICAN EXPRESS CENTURION ++
       1.783%, 02/14/03                     2,000        2,000
                                          ----------------------
    TOTAL FINANCIALS                                    $2,000
--------------------------------------------------------------------------------

TOTAL MASTER NOTES
(COST $2,000)                                           $2,000
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 13.7%


    FINANCIALS -- 13.7%

    CIESCO ^
       1.670%, 11/21/02                     1,000          999
                                          ----------------------

    DAKOTA NOTES - CITIBANK CREDIT CARD
    ISSUANCE TRUST ^
       1.780%, 01/21/03                     1,000          996
                                          ----------------------

    DELAWARE FUNDING ^
       1.750%, 01/13/03                     1,500        1,494
                                          ----------------------

    EDISON ASSET SECURITIZATION LLC ^
       1.780%, 11/01/02                     1,340        1,340
                                          ----------------------

    TOTAL FINANCIALS                                    $4,829
--------------------------------------------------------------------------------

TOTAL COMMERCIAL PAPER
(COST $4,829)                                           $4,829
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT -- 8.5%


    FINANCIALS -- 8.5%

    ABN AMRO BANK NV CHICAGO
       2.605%, 04/04/03                     1,000        1,001
                                          ----------------------
    SOCIETE GENERALE NY ++
       1.705%, 12/16/02                     2,000        2,000
                                          ----------------------
    TOTAL FINANCIALS                                    $3,001
--------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(COST $3,001)                                           $3,001
--------------------------------------------------------------------------------

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                                 PRIME CASH MANAGEMENT PORTFOLIO (CONCLUDED)   9

--------------------------------------------------------------------------------
                                        PRINCIPAL        MARKET
  DESCRIPTION                        AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 2.9%

    NEW YORK -- 2.9%

    NEW YORK CITY, SER B-11
       1.820%, 11/06/02                    $1,000        $ 1,000
                                          ----------------------

    TOTAL NEW YORK                                       $ 1,000
--------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS
(COST $1,000)                                            $ 1,000
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 36.1%
    DEUTSCHE BANK, 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $3,000,160 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)            3,000          3,000
                                          ----------------------
    FIRST BOSTON 1.920%, DATED 10/31/02,
    MATURES 11/01/02 REPURCHASE PRICE
    $3,000,160 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)            3,000          3,000
                                          ----------------------
    GOLDMAN SACHS GROUP, 1.800%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $700,035 (COLLATERALIZED BY VARIOUS
    U.S. GOVERNMENT OBLIGATIONS)              700            700
                                          ----------------------
    GOLDMAN SACHS GROUP, 1.920%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $3,000,160 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)    3,000          3,000
                                          ----------------------
    SALOMON BROTHERS, 1.920%, DATED
    10/31/02, MATURES 11/01/02 REPURCHASE
    PRICE $3,000,160 (COLLATERALIZED BY
    VARIOUS U.S. GOVERNMENT OBLIGATIONS)    3,000          3,000
                                          ----------------------
TOTAL REPURCHASE AGREEMENTS
(COST $12,700)                                           $12,700
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.8%
(COST $35,126)                                           $35,126
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET -- 0.2%                  $    61
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                               $35,187
--------------------------------------------------------------------------------

^ The effective yield at time of purchase is shown as the rate on the Schedule of Investments.

++ Variable Rate Security. The rate reported on the Schedule of Investments is the rate in effect on 10/31/02. The date shown is the stated maturity.

   Cl -- Class

   FHLB -- Federal Home Loan Bank

   MTN -- Medium Term Note

   Ser -- Series

The accompanying notes are an integral part of the financial statements.

                                         SEMI ANNUAL REPORT  /  OCTOBER 31, 2002

10   TAX-FREE CASH MANAGEMENT PORTFOLIO

--------------------------------------------------------------------------------
TAX-FREE CASH MANAGEMENT PORTFOLIO
DIVERSIFICATION BY SECTOR
% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)

95% MUNICIPAL BONDS & NOTES

5% COMMERCIAL PAPER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (Unaudited)
--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES -- 95.0%

    CALIFORNIA -- 7.4%

    CALIFORNIA STATE, RAN
       2.500%, 06/20/03                      $700         $  704
                                          ----------------------
    OAKLAND, JT POWERS FINANCING AUTHORITY,
    SER A-1, FSA (SS)
       2.050%, 08/01/21                       600            600
                                          ----------------------
    TOTAL CALIFORNIA                                      $1,304
--------------------------------------------------------------------------------

    COLORADO -- 4.6%

    JEFFERSON COUNTY, SCHOOL DISTRICT
    R-001, GO, TRAN
       2.500%, 06/30/03                       800            806
                                          ----------------------
    TOTAL COLORADO                                        $  806
--------------------------------------------------------------------------------

    FLORIDA -- 3.4%

    FLORIDA STATE, HOUSING FINANCE AGENCY
    RB, SER AA, REMARKETED 07/31/95,
    FNMA (SS)
       1.750%, 06/15/25                       100            100
                                          ----------------------
    LEE COUNTY, HOUSING FINANCE AUTHORITY
    RB, FORESTWOOD APARTMENTS PROJECT,
    SER A, FNMA (SS)
       1.750%, 06/15/25                       500            500
                                          ----------------------
    TOTAL FLORIDA                                         $  600
--------------------------------------------------------------------------------

    ILLINOIS -- 0.6%

    ILLINOIS STATE, DEVELOPMENT FINANCE
    AUTHORITY RB, POLLUTION CONTROL, AMOCO
    OIL PROJECT (SS)
       2.000%, 11/01/12                       100            100
                                          ----------------------

    TOTAL ILLINOIS                                        $  100
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                         PRINCIPAL        MARKET
  DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    INDIANA -- 8.5%

    COLUMBUS, INDUSTRIAL RB, QUINCO
    CONSULTING CENTER PROJECT, FIFTH THIRD
     BANK LOC (SS)
       1.850%, 12/01/21                      $600         $  600
                                          ----------------------
    ELKHART COUNTY, INDUSTRIAL RB, HUBBARD
    HILL ESTATES PROJECT, FIFTH THIRD BANK
    LOC (SS)
       1.850%, 11/01/21                       900            900
                                          ----------------------
    TOTAL INDIANA                                         $1,500
--------------------------------------------------------------------------------

    KENTUCKY -- 3.6%

    KENTON COUNTY, INDUSTRIAL BUILDING RB,
    BAPTIST CONVALESCENT CENTER PROJECT,
    FIFTH THIRD BANK
    LOC (SS)
       1.850%, 07/01/18                       625            625
                                          ----------------------
    TOTAL KENTUCKY                                        $  625
--------------------------------------------------------------------------------

    MARYLAND -- 11.5%

    BALTIMORE COUNTY, PUBLIC IMPROVEMENTS
    PROJECT, GO
       3.000%, 09/01/03                       220            223
                                          ----------------------
    GAITHERSBURG, ECONOMIC DEVELOPMENT RB,
    ASBURY METHODIST PROJECT, SER A,
    MBIA (SS)
       1.950%, 07/01/27                       400            400
                                          ----------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    POOLED LOAN PROGRAM, SER A,
    BANK ONE LOC (SS)
       1.800%, 04/01/35                       800            800
                                          ----------------------
    MARYLAND STATE, HEALTH & HIGHER
    EDUCATION FACILITIES AUTHORITY RB,
    POOLED LOAN PROGRAM, SER B,
    FIRST NATIONAL BANK LOC (SS)
       1.800%, 04/01/35                       600            600
                                          ----------------------

    TOTAL MARYLAND                                        $2,023
--------------------------------------------------------------------------------

    MICHIGAN -- 4.6%

    DETROIT, WATER SUPPLY SYSTEMS RB,
    SER C, FGIC (SS)
       1.800%, 07/01/29                       800            800
                                          ----------------------

    TOTAL MICHIGAN                                        $  800
--------------------------------------------------------------------------------

    MISSISSIPPI -- 1.7%

    JACKSON COUNTY, PORT FACILITIES RB,
    CHEVRON USA PROJECT (SS)
       2.000%, 06/01/23                       300            300
                                          ----------------------

    TOTAL MISSISSIPPI                                     $  300
--------------------------------------------------------------------------------

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                             TAX-FREE CASH MANAGEMENT PORTFOLIO (CONTINUED)   11

--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    MISSOURI -- 0.6%

    MISSOURI STATE, HEALTH & EDUCATIONAL
    FACILITIES AUTHORITY RB, WASHINGTON
    UNIVERSITY PROJECT,
    SER A (SS)
       2.000%, 09/01/30                      $100         $  100
                                          ----------------------
    TOTAL MISSOURI                                        $  100
--------------------------------------------------------------------------------

    NEW HAMPSHIRE -- 2.9%

    NEW HAMPSHIRE STATE, HOUSING FINANCE
    AUTHORITY RB, EQUITY RESIDENTIAL
    PROPERTY - BOND PARTNERSHIP -
    MANCHESTER PROJECT, FNMA (SS)
       1.800%, 09/15/26                       500            500
                                          ----------------------
    TOTAL NEW HAMPSHIRE                                   $  500
--------------------------------------------------------------------------------

    NEW JERSEY -- 3.4%

    NEW JERSEY STATE, MUNICIPAL SECURITIES
    TRUST RECEIPTS RB, SER CB1 (SS)
       1.900%, 02/15/11                       600            600
                                          ----------------------
    TOTAL NEW JERSEY                                      $  600
--------------------------------------------------------------------------------

    NEW YORK -- 5.1%

    NEW YORK, GO, SUB-SER A-8, MORGAN
    GUARANTY TRUST LOC (SS)
       2.000%, 08/01/18                       900            900
                                          ----------------------
    TOTAL NEW YORK                                        $  900
--------------------------------------------------------------------------------

    PENNSYLVANIA -- 23.1%

    CHESTER COUNTY, INDUSTRIAL DEVELOPMENT
    AUTHORITY RB, ARCHDIOCESE OF
    PHILADELPHIA PROJECT,
    WACHOVIA BANK N.A. LOC (SS)
       1.950%, 07/01/31                       800            800
                                          ----------------------
    DELAWARE COUNTY, INDUSTRIAL
    DEVELOPMENT AUTHORITY RB, RESOURCE
    RECOVERY FACILITY PROJECT, SER G (SS)
       1.800%, 12/01/31                       800            800
                                          ----------------------
    DELAWARE VALLEY, REGULATORY FINANCE
    AUTHORITY RB, SER D, TORONTO-DOMINION
    BANK LOC (SS)
       1.850%, 12/01/20                       600            600
                                          ----------------------
    EMMAUS, GENERAL AUTHORITY RB, SER G,
    REMARKETED 12/01/97 (SS)
       1.900%, 03/01/24                       800            800
                                          ----------------------

--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
    MOON, INDUSTRIAL DEVELOPMENT AUTHORITY
    RB, EXECUTIVE OFFICE ASSOCIATION
    PROJECT, PNC BANK N.A. LOC (SS)
       1.900%, 11/01/10                      $250         $  250
                                          ----------------------
    PENNSYLVANIA STATE, HIGHER EDUCATION
    FACILITIES AUTHORITY RB, COUNCIL OF
    INDEPENDENT COLLEGES PROJECT, SER A1,
    PNC BANK N.A. LOC (SS)
       2.150%, 04/01/17                       800            800
                                          ----------------------
    TOTAL PENNSYLVANIA                                    $4,050
--------------------------------------------------------------------------------

    SOUTH CAROLINA -- 3.4%

    SOUTH CAROLINA STATE, JOBS ECONOMIC
    DEVELOPMENT AUTHORITY RB, CATHOLIC DIOCESE OF SOUTH
    CAROLINA PROJECT,
    BANK OF AMERICA N.A. LOC (SS)
       1.900%, 09/01/18                       600            600
                                          ----------------------
    TOTAL SOUTH CAROLINA                                 $   600
--------------------------------------------------------------------------------

    TEXAS -- 5.2%

    GULF COAST, WASTE DISPOSAL AUTHORITY
    TEXAS POLLUTION CONTROL RB, EXXON
    PROJECT (SS)
       1.950%, 06/01/20                       200            200
                                          ----------------------
    TEXAS STATE, GO, TRAN
       2.750%, 08/29/03                       700            708

    TOTAL TEXAS                                          $   908
--------------------------------------------------------------------------------

    WASHINGTON -- 4.0%

    WASHINGTON STATE, MUNICIPAL SECURITY
    TRUST RECEIPTS RB, PUBLIC POWER SUPPLY
    SYSTEMS NUCLEAR PROJECT NUMBER ONE,
    SER CMC2 (SS)
       2.000%, 01/01/05                       700            700
                                          ----------------------
    TOTAL WASHINGTON                                     $   700
--------------------------------------------------------------------------------

    WYOMING -- 1.4%

    SUBLETTE COUNTY, POLLUTION CONTROL RB,
    EXXON PROJECT (SS)
       1.950%, 11/01/14                       250            250
                                          ----------------------
    TOTAL WYOMING                                        $   250
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS & NOTES
(COST $16,666)                                           $16,666
--------------------------------------------------------------------------------

                                         SEMI ANNUAL REPORT  /  OCTOBER 31, 2002

12   TAX-FREE CASH MANAGEMENT PORTFOLIO (CONCLUDED)

--------------------------------------------------------------------------------
                                        PRINCIPAL         MARKET
  DESCRIPTION                         AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------

COMMERCIAL PAPER -- 4.5%

    HOWARD COUNTY MARYLAND, SER C
       1.400%, 01/10/03                      $800        $   800
                                          ----------------------

TOTAL COMMERCIAL PAPER
(COST $800)                                              $   800
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.5%
(COST $17,466)                                           $17,466
--------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES, NET -- 0.5%                  $    82
--------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                               $17,548
--------------------------------------------------------------------------------

(SS) These variable rate securities are subject to a put and demand feature. The date reported is the stated maturity.

     GO -- General Obligation

     LOC -- Securities are held in connection with a letter of credit support for securities listed above, as indicated.

     RAN -- Revenue Anticipation Note

     RB   -- Revenue Bond

     Ser -- Series

     TRAN -- Tax & Revenue Anticipation Note

These organizations have provided underlying credit support for securities as listed above, as indicated.

     FGIC -- Financial Guaranty Insurance Corporation

     FNMA -- Federal National Mortgage Association

     FSA  -- Financial Security Assistance

     MBIA -- Municipal Bond Insurance Association

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                                       STATEMENTS OF ASSETS AND LIABILITIES   13

------------------------------------------------------------------------------------------------------------------------------------
 AS OF OCTOBER 31, 2002 (UNAUDITED)             U.S. TREASURY         U.S. GOVERNMENT          PRIME                TAX-FREE
 (000, EXCEPT PER SHARE AMOUNTS)               CASH MANAGEMENT        CASH MANAGEMENT      CASH MANAGEMENT       CASH MANAGEMENT
                                                  PORTFOLIO              PORTFOLIO            PORTFOLIO              PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS:
     Investments at Amortized Cost                 $48,050              $848,025             $35,126               $17,466
                                             ---------------------------------------------------------------------------------------
     Cash                                               --+                   --+                 --+                   78
                                             ---------------------------------------------------------------------------------------
     Interest Receivable                                --                 2,312                 124                    33
                                             ---------------------------------------------------------------------------------------
     Expense Reimbursement from Advisor                  1                    --+                  5                     2
                                             ---------------------------------------------------------------------------------------
     Prepaid Expenses                                    1                    15                   1                    --+
                                             ---------------------------------------------------------------------------------------
     Other assets                                        2                    14                  11                    --+
                                             ---------------------------------------------------------------------------------------
     TOTAL ASSETS                                   48,054               850,366              35,267                17,579
====================================================================================================================================
LIABILITIES:
     Distribution Payable                               50                   989                  61                    15
                                             ---------------------------------------------------------------------------------------
     Accrued Expenses:
           Investment Advisory Fees                     --                   107                  --                    --
                                             ---------------------------------------------------------------------------------------
           Administrator Fees                           --+                    7                  --+                    2
                                             ---------------------------------------------------------------------------------------
           Distribution Fees                            11                   181                  11                     6
                                             ---------------------------------------------------------------------------------------
           Transfer Agency Fees                          2                    11                   4                     1
                                             ---------------------------------------------------------------------------------------
           Other expense payables                        3                    70                   4                     7
                                             ---------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                  66                 1,365                  80                    31
====================================================================================================================================
NET ASSETS:
     Paid in Capital                                47,980               848,997              35,175                17,537
                                             ---------------------------------------------------------------------------------------
     Undistributed Net Investment Income                10                     4                   6                    10
                                             ---------------------------------------------------------------------------------------
     Accumulated Net Realized Gain
           on Investments                               (2)                   --                   6                     1
                                             ---------------------------------------------------------------------------------------
     TOTAL NET ASSETS                              $47,988              $849,001             $35,187               $17,548
                                             ---------------------------------------------------------------------------------------
     Outstanding Shares of Beneficial
           Interest (unlimited authorization
           - no par value) Corporate Class
           Shares                                       --                    --               6,667                    --
                                             ---------------------------------------------------------------------------------------
           Corporate II Class Shares                47,224               840,768              20,923                    --
                                             ---------------------------------------------------------------------------------------
           Corporate III Class Shares                  756                 8,228               7,586                17,536
                                             ---------------------------------------------------------------------------------------
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           -- CORPORATE CLASS SHARES                    --                    --             $  1.00                    --
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           -- CORPORATE II CLASS SHARES            $  1.00              $   1.00             $  1.00                    --
====================================================================================================================================
     NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
           -- CORPORATE III CLASS SHARES           $  1.00              $   1.00             $  1.00               $  1.00
====================================================================================================================================

+ Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

14 STATEMENTS OF OPERATIONS



------------------------------------------------------------------------------------------------------------------------------------
 FOR THE PERIOD ENDED OCTOBER 31, 2002         U.S. TREASURY       U.S. GOVERNMENT            PRIME                 TAX-FREE
 (UNAUDITED)                                  CASH MANAGEMENT       CASH MANAGEMENT       CASH MANAGEMENT        CASH MANAGEMENT
 (000)                                           PORTFOLIO             PORTFOLIO             PORTFOLIO               PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
     Interest                                         $407                $8,069                $498                  $188
                                             ---------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                           407                 8,069                 498                   188
====================================================================================================================================
EXPENSES:
     Investment Advisory Fees                           33                   638                  39                    19
                                             ---------------------------------------------------------------------------------------
     Administrator Fees                                 31                   378                  34                    25
                                             ---------------------------------------------------------------------------------------
     Distribution Fees--Corporate II Class
       Shares                                           55                 1,055                  49                    --
                                             ---------------------------------------------------------------------------------------
     Distribution Fees--Corporate III Class
       Shares                                            1                    13                  14                    50
                                             ---------------------------------------------------------------------------------------
     Transfer Agency Fees                                7                     1                   9                     3
                                             ---------------------------------------------------------------------------------------
     Custodian Fees                                      5                    69                  21                     3
                                             ---------------------------------------------------------------------------------------
     Accounting Fees                                    25                    66                  27                    24
                                             ---------------------------------------------------------------------------------------
     Professional Fees                                   3                    51                   3                     1
                                             ---------------------------------------------------------------------------------------
     Registration Fees                                   1                    17                   1                     1
                                             ---------------------------------------------------------------------------------------
     Printing Fees                                       2                    35                   2                     1
                                             ---------------------------------------------------------------------------------------
     Trustee Fees                                        1                    16                   1                   --+
                                             ---------------------------------------------------------------------------------------
     Miscellaneous Fees                                  2                    58                   9                     1
                                             ---------------------------------------------------------------------------------------
     TOTAL EXPENSES                                    166                 2,397                 209                   128
====================================================================================================================================
LESS WAIVERS:
     Investment Advisory Fees                          (33)                   (9)                (39)                  (19)
                                             ---------------------------------------------------------------------------------------
     Administrator Fees                                (16)                 (295)                (19)                   (9)
                                             ---------------------------------------------------------------------------------------
     TOTAL WAIVERS                                     (49)                 (304)                (58)                  (28)
====================================================================================================================================
     Less Expense Reimbursement by Advisor              (8)                   (5)                (27)                  (21)
                                             ---------------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                109                 2,088                 124                    79
====================================================================================================================================
     NET INVESTMENT INCOME                             298                 5,981                 374                   109
====================================================================================================================================
     Net Realized Gain on Investments                   --+                   --                   1                     1
                                             ---------------------------------------------------------------------------------------
     NET REALIZED GAIN ON INVESTMENTS                   --+                   --                   1                     1
====================================================================================================================================
     NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                        $298                $5,981                $375                  $110
====================================================================================================================================

+ Amount rounds to less than one thousand.

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                                          STATEMENTS OF CHANGES IN NET ASSETS 15


------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED OCTOBER 31, 2002  U.S. TREASURY        U.S. GOVERNMENT             PRIME                 TAX-FREE
(UNAUDITED)                            CASH MANAGEMENT       CASH MANAGEMENT        CASH MANAGEMENT        CASH MANAGEMENT
AND APRIL 30, 2002 (AUDITED)              PORTFOLIO             PORTFOLIO              PORTFOLIO               PORTFOLIO
(000)
------------------------------------------------------------------------------------------------------------------------------------
                                   05/01/02    05/01/01    05/01/02    05/01/01    05/01/02    05/01/01    05/01/02    05/01/01
                                to 10/31/02 to 04/30/02 to 10/31/02 to 04/30/02 to 10/31/02 to 04/30/02 to 10/31/02 to 04/30/02
                                ----------- ----------- ----------- ----------- ----------- ----------- ----------- -----------
OPERATIONS:
     Net Investment Income       $    298    $    678    $   5,981 $   16,172   $     374    $   1,102   $    109    $    391
                                 ---------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)
       on Investments                  --+          6           --           1          1            8          1           1
                                 ---------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
     NET ASSETS FROM OPERATIONS       298         684        5,981      16,173        375        1,110        110         392
====================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS:
     Net Investment Income
         Corporate Class Shares        --          --+          --          --+       (48)         (45)        --         --
                                 ---------------------------------------------------------------------------------------------------
         Corporate II Class Shares   (295)       (674)      (5,939)    (16,046)      (280)        (890)        --         --
                                 ---------------------------------------------------------------------------------------------------
         Corporate III Class Shares    (3)         (4)         (42)       (126)       (46)        (167)      (109)       (391)
                                 ---------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS             (298)       (678)      (5,981)    (16,172)      (374)      (1,102)      (109)       (391)
====================================================================================================================================
CAPITAL SHARE TRANSACTIONS(1):
     Corporate Class Shares:
         Shares Issued                 --         279           --          --     15,989        9,558         --          --
                                 ---------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions          --          --+          --          --+        --+          --+        --          --
                                 ---------------------------------------------------------------------------------------------------
         Shares Redeemed               --+       (279)          --+         --     (9,519)     (14,773)        --          --
                                 ---------------------------------------------------------------------------------------------------
     TOTAL CORPORATE CLASS
     SHARE TRANSACTIONS                --+**       --+          --+**       --+     6,470       (5,215)        --          --
====================================================================================================================================
     Corporate II Class Shares:
         Shares Issued             23,928     177,397    1,041,022   3,357,870    952,418      288,250         --          --
                                 ---------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions          15           5            7          47         --            6         --          --
                                 ---------------------------------------------------------------------------------------------------
         Shares Redeemed          (18,398)   (161,213)    (905,206) (3,189,630)  (969,952)    (261,562)        --          --
                                 ---------------------------------------------------------------------------------------------------
     TOTAL CORPORATE II CLASS
     SHARE TRANSACTIONS             5,545      16,189      135,823     168,287    (17,534)      26,694         --          --
====================================================================================================================================
     Corporate III Class Shares:
         Shares Issued                313         443       10,497      29,818      6,830       12,643     35,299      25,875
                                 ---------------------------------------------------------------------------------------------------
         Shares Issued in Lieu of
           Cash Distributions          --+         --+           1           3         --           21          2         53
                                 ---------------------------------------------------------------------------------------------------
         Shares Redeemed               --          --       (7,470)    (27,716)    (7,977)     (11,422)   (32,174)    (44,171)
                                 ---------------------------------------------------------------------------------------------------
     TOTAL CORPORATE III CLASS
     SHARE TRANSACTIONS               313         443        3,028       2,105     (1,147)       1,242      3,127     (18,243)
====================================================================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS
     FROM CAPITAL SHARE
     TRANSACTIONS                   5,858      16,632      138,851     170,392    (12,211)      22,721      3,127     (18,243)
====================================================================================================================================
     NET INCREASE (DECREASE) IN
     NET ASSETS                     5,858      16,638      138,851     170,393    (12,210)      22,729      3,128     (18,242)
====================================================================================================================================
NET ASSETS:
     Beginning of period           42,130      25,492      710,150     539,757     47,397       24,668     14,420      32,662
                                 ---------------------------------------------------------------------------------------------------
     END OF PERIOD               $ 47,988    $ 42,130    $ 849,001 $   710,150  $  35,187    $  47,397   $ 17,548    $ 14,420
====================================================================================================================================
     ACCUMULATED UNDISTRIBUTED
     NET INVESTMENT INCOME       $     10    $     --+   $       4 $        --  $       6    $      --+  $     10    $     --+
====================================================================================================================================

+   Amount rounds to less than one thousand.
**  Ended operations August 30, 2002.
(1) At $1.00 per share.

The accompanying notes are an integral part of the financial statements.

                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

16   FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT THE SIX MONTHS ENDED OCTOBER 31, 2002 (UNAUDITED)
 AND THE FISCAL YEARS ENDED APRIL 30, (AUDITED)
(000)

---------------------------------------------------------------------------------------------------------------------------
                                     REALIZED
            NET ASSET                   AND       DISTRIBUTIONS    DISTRIBUTIONS
              VALUE,       NET      UNREALIZED      FROM NET          FROM         NET ASSET                 NET ASSETS
            BEGINNING  INVESTMENT  GAINS (LOSSES)  INVESTMENT        CAPITAL      VALUE, END     TOTAL         END OF
            OF PERIOD    INCOME    ON INVESTMENTS    INCOME           GAINS        OF PERIOD    RETURN+     PERIOD (000)
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO

CORPORATE II CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.68%      $  47,231
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.02           --          (0.02)            --            1.00        2.46          41,686
---------------------------------------------------------------------------------------------------------------------------
  2001(1)      1.00        0.04           --          (0.04)            --            1.00        4.22          25,492

CORPORATE III CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.61%           $757
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.02           --          (0.02)            --            1.00        2.38             444
---------------------------------------------------------------------------------------------------------------------------
  2001(2)      1.00        0.04           --          (0.04)            --            1.00        3.63              --+

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

CORPORATE II CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.71%       $840,773
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.02           --          (0.02)            --            1.00        2.50         704,950
---------------------------------------------------------------------------------------------------------------------------
  2001(3)      1.00        0.05           --          (0.05)            --            1.00        5.39         536,662

CORPORATE III CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.64%       $  8,228
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.02           --          (0.02)            --            1.00        2.35           5,200
---------------------------------------------------------------------------------------------------------------------------
  2001(4)      1.00        0.05           --          (0.05)            --            1.00        5.16           3,095

PRIME CASH MANAGEMENT PORTFOLIO

CORPORATE CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.87%       $  6,668
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.03           --          (0.03)            --            1.00        2.74             197
---------------------------------------------------------------------------------------------------------------------------
  2001(5)      1.00        0.05           --          (0.05)            --            1.00        4.61           5,412

CORPORATE II CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.74%       $ 20,931
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.02           --          (0.02)            --            1.00        2.48          38,465
---------------------------------------------------------------------------------------------------------------------------
  2001(6)      1.00        0.05           --          (0.05)            --            1.00        5.14          11,764

CORPORATE III CLASS SHARES
  2002**      $1.00        0.01           --          (0.01)            --           $1.00        0.67%       $  7,588
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.02           --          (0.02)            --            1.00        2.33           8,735
---------------------------------------------------------------------------------------------------------------------------
  2001(7)      1.00        0.04           --          (0.04)            --            1.00        3.97           7,492

TAX-FREE CASH MANAGEMENT PORTFOLIO

CORPORATE III CLASS SHARES
  2002**      $1.00          --^          --             --^            --           $1.00        0.45%       $ 17,548
---------------------------------------------------------------------------------------------------------------------------
  2002         1.00        0.01           --          (0.01)            --            1.00        1.47          14,420
---------------------------------------------------------------------------------------------------------------------------
  2001(8)      1.00        0.03           --          (0.03)            --            1.00        2.82          32,662



                                            RATIO
                          RATIO OF NET   OF EXPENSES
            RATIO OF       INVESTMENT    TO AVERAGE
            EXPENSES         INCOME       NET ASSETS
           TO AVERAGE     TO AVERAGE     EXCLUDING
            NET ASSETS*    NET ASSETS*    WAIVERS)*
-----------------------------------------------------------
U.S. TREASURY CASH MANAGEMENT PORTFOLIO

CORPORATE II CLASS SHARES
  2002**       0.49%          1.35%        0.73%
-----------------------------------------------------------
  2002         0.49           2.37         0.69
-----------------------------------------------------------
  2001(1)      0.49           4.90         0.61

CORPORATE III CLASS SHARES
  2002**       0.64%          1.19%        1.87%
-----------------------------------------------------------
  2002         0.64           1.67         0.84
-----------------------------------------------------------
  2001(2)      0.64           5.90         0.79

U.S. GOVERNMENT CASH MANAGEMENT PORTFOLIO

CORPORATE II CLASS SHARES
  2002**       0.49%          1.41%        0.56%
-----------------------------------------------------------
  2002         0.49           2.39         0.60
-----------------------------------------------------------
  2001(3)      0.49           5.63         0.63

CORPORATE III CLASS SHARES
  2002**       0.64%          1.26%        0.81%
-----------------------------------------------------------
  2002         0.64           2.33         0.75
-----------------------------------------------------------
  2001(4)      0.64           5.60         0.78

PRIME CASH MANAGEMENT PORTFOLIO

CORPORATE CLASS SHARES
  2002**       0.24%          1.71%        0.68%
-----------------------------------------------------------
  2002         0.24           3.34         0.49
-----------------------------------------------------------
  2001(5)      0.24           6.05         0.42

CORPORATE II CLASS SHARES
  2002**       0.49%          1.44%        0.80%
-----------------------------------------------------------
  2002         0.49           2.19         0.74
-----------------------------------------------------------
  2001(6)      0.49           4.89         0.71

CORPORATE III CLASS SHARES
  2002**       0.64%          1.32%        1.01%
-----------------------------------------------------------
  2002         0.64           2.27         0.89
-----------------------------------------------------------
  2001(7)      0.64           5.79         0.82

TAX-FREE CASH MANAGEMENT PORTFOLIO

CORPORATE III CLASS SHARES
  2002**       0.64%          0.88%        1.03%
-----------------------------------------------------------
  2002         0.64           1.57         0.80
-----------------------------------------------------------
  2001(8)      0.64           3.26         0.81

  + Total return is for the period indicated and has not been annualized. + Amount rounds to less than one thousand.
  ^  Amount rounds to less that $0.01.
  *  Periods of less than one year have been annualized.
 **  For the six-month period ended October 31, 2002.
 (1) Commenced operations on July 21, 2000.
 (2) Commenced operations on October 6, 2000.
 (3) Commenced operations on June 1, 2000.
 (4) Commenced operations on June 6, 2000.
 (5) Commenced operations on July 28, 2000.
 (6) Commenced operations on June 5, 2000.
 (7) Commenced operations on August 16, 2000.
 (8) Commenced operations on June 23, 2000.

The accompanying notes are an integral part of the financial statements.

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 17



1. ORGANIZATION

      ARK Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust pursuant to a Declaration of Trust dated October 22, 1992, amended and restated on March 19, 1993, and further amended on December 10, 1999.

      The Fund offers thirty separate investment portfolios as of October 31, 2002:

      U.S. Treasury Cash Management Portfolio ("TCMP")
      U.S. Government Cash Management Portfolio ("GCMP")
      Prime Cash Management Portfolio ("PCMP")
      Tax-Free Cash Management Portfolio ("TFCMP")
        (individually a "Portfolio" and collectively, the "Portfolios")

      Social Issues Intermediate Fixed Income Portfolio
      Social Issues Blue Chip Equity Portfolio
      Social Issues Capital Growth Portfolio
      Social Issues Small-Cap Equity Portfolio

      U.S. Treasury Money Market Portfolio
      U.S. Government Money Market Portfolio
      Money Market Portfolio
      Tax-Free Money Market Portfolio
      Pennsylvania Tax-Free Money Market Portfolio

      Short-Term Treasury Portfolio
      Short-Term Bond Portfolio
      Maryland Tax-Free Portfolio
      Pennsylvania Tax-Free Portfolio
      Intermediate Fixed Income Portfolio
      U.S. Government Bond Portfolio
      Income Portfolio Balanced Portfolio
      Equity Income Portfolio
      Value Equity Portfolio
      Equity Index Portfolio
      Blue Chip Equity Portfolio
      Capital Growth Portfolio
      Mid-Cap Equity Portfolio
      Small-Cap Equity Portfolio
      International Equity Portfolio
      Emerging Markets Equity Portfolio

      The financial statements and notes presented herein are those of TCMP, GCMP, PCMP and TFCMP. The financial statements of the other portfolios listed above are not presented herein, but are presented separately. The Fund may issue an unlimited number of shares of each of the Portfolios and may issue shares of one or more classes of each Portfolio.


2. SIGNIFICANT ACCOUNTING POLICIES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolios.

      The following is a summary of significant accounting policies followed by the Portfolios.

      SECURITY VALUATION -- Investment securities held by the Portfolios are stated at their amortized cost, which approximates market value. Under the amortized cost method, any discount or premium is amortized ratably to the maturity of the security and is included in interest income. The Portfolios' use of amortized cost is subject to compliance with certain conditions specified in Rule 2a-7 under the 1940 Act.

      INCOME TAXES -- It is the intention of each Portfolio to qualify as a regulated investment company and to distribute all of its taxable income. Accordingly, no provision for federal income taxes is considered necessary.

      NET ASSET VALUE PER SHARE -- The net asset value per share of each class of each Portfolio is calculated every business day (i.e., any day that both the New York Stock Exchange and the Federal Reserve Bank are open for business). It is computed by dividing the total assets of each class of the Portfolio, less the liabilities of the class, by the number of outstanding shares of the class of the Portfolio.

      CLASSES -- Each class of shares has equal rights as to earnings, assets and voting privileges, except that each class bears different distribution and shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Class-specific expenses are borne by the applicable class. Other expenses, income and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

      REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, be sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

18   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

      WHEN-ISSUED PURCHASES AND FORWARD COMMITMENTS --
      The Portfolios may purchase securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions, which involve a commitment by a Portfolio to purchase or sell particular securities with payment and delivery taking place at a future date (perhaps one or two months later), permit the Portfolio to lock in a price or yield on a security it owns or intends to purchase, regardless of future changes in interest rates. When-issued and forward commitment transactions involve the risk, however, that the yield obtained in a transaction (and therefore the value of the security) may be less favorable than the yield available in the market when the securities delivery takes place. The Portfolios maintain cash, U.S.
      government securities, or liquid, high-grade debt obligations in an amount sufficient to meet the purchase price in a segregated account until the settlement date. No Portfolio intends to engage in when-issued purchases and forward commitments for speculative purposes.

      DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly for the Portfolios. Distributions from net capital gains, if any, are declared and paid at least annually by each Portfolio.

      Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, and may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital in the period that the difference arises.

      The Portfolios have a tax year end of October 31. On the Statements of Assets and Liabilities, the following adjustments were made:

--------------------------------------------------------------------------------
                              UNDISTRIBUTED    UNDISTRIBUTED
                             NET INVESTMENT    NET REALIZED
PORTFOLIO                        INCOME         GAIN (LOSS)
--------------------------------------------------------------------------------
TCMP                               $10             $(10)
--------------------------------------------------------------------------------
GCMP                                 4               (4)
--------------------------------------------------------------------------------
PCMP                                 6               (6)
--------------------------------------------------------------------------------
TFCMP                               10              (10)
--------------------------------------------------------------------------------
      The tax character of distributions paid during the year ended October 31, 2002 and period ended October 31, 2001, were as follows:
--------------------------------------------------------------------------------
              TAX-EXEMPT            ORDINARY
                INCOME               INCOME                     TOTAL
 PORTFOLIO   2002     2001      2002        2001          2002          2001
--------------------------------------------------------------------------------
 TCMP   $     --  $     --  $   521,315 $   779,555   $   521,315    $   779,555
--------------------------------------------------------------------------------
 GCMP         --        --   12,236,094  22,815,343    12,236,094     22,815,343
--------------------------------------------------------------------------------
 PCMP         --        --      886,858   1,254,538       886,858      1,254,538
--------------------------------------------------------------------------------
 TFCMP   206,330   723,975       10,382          --       216,712        723,975
--------------------------------------------------------------------------------

      At October 31, 2002, the components of net assets (excluding paid-in capital) on a tax basis were as follows:
--------------------------------------------------------------------------------
            UNDISTRIBUTED   UNDISTRIBUTED   UNDISTRIBUTED
             TAX-EXEMPT       ORDINARY        LONG TERM
 PORTFOLIO     INCOME          INCOME           GAIN          TOTAL
--------------------------------------------------------------------------------
 TCMP          $    --        $ 59,601        $    --      $  59,601
--------------------------------------------------------------------------------
 GCMP               --         993,404             --        993,404
--------------------------------------------------------------------------------
 PCMP               --          71,904             --         71,904
--------------------------------------------------------------------------------
 TFCMP          25,942             695             --         26,637
--------------------------------------------------------------------------------

      The following Portfolios have estimated capital loss carryforwards at October 31, 2002, which are available to offset future net realized capital gains:
--------------------------------------------------------------------------------
                               ACCUMULATED
                              CAPITAL LOSS
 PORTFOLIO                    CARRYFORWARD     YEAR EXPIRES
--------------------------------------------------------------------------------
 TCMP                           $1,925             2010
--------------------------------------------------------------------------------

      OTHER -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Net realized capital gains and losses on the sale of investments securities are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual method. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.


3. INVESTMENT ADVISORY AND ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

      Allied Investment Advisors, Inc. ("AIA") is the investment advisor to each Portfolio. AIA is an affiliate of Allfirst Trust Company N.A. ("Allfirst Trust"), the administrator, custodian and transfer agent of each Portfolio. Pursuant to an investment advisory contract on behalf of each Portfolio, AIA is entitled to receive fees for its advisory services at the annual rates shown in the following table based on the daily average net assets of the Portfolio.

--------------------------------------------------------------------------------
PORTFOLIO                                         ANNUAL RATE
--------------------------------------------------------------------------------
TCMP                                                   0.15%
--------------------------------------------------------------------------------
GCMP                                                   0.15%
--------------------------------------------------------------------------------
PCMP                                                   0.15%
--------------------------------------------------------------------------------
TFCMP                                                  0.15%
--------------------------------------------------------------------------------

      AIA has agreed to waive a portion of its fees or reimburse expenses for all of the Portfolios in order to limit total operating expenses of such Portfolios.

OCTOBER 31, 2002  /  SEMI ANNUAL REPORT

                                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED) 19


      Allfirst Trust serves as administrator and transfer agent for the Fund pursuant to an administration agreement and a transfer agency agreement. For its services, Allfirst Trust is entitled to receive an administration fee from the Fund at the annual rate of $24,000 per Portfolio, plus 0.0850% of the annual average daily net assets of the Portfolios. Allfirst Trust also receives annually, a $60,000 base fee that is allocated to each portfolio of the Fund based on respective average daily net assets. Under a separate agreement, Allfirst Trust has subcontracted the services to be provided by it under the administration agreement to Forum Administrative Services, LLC (the "Sub-administrator"). Allfirst Trust is responsible for paying a portion of the administration fee it receives from the Fund to the Sub-administrator for the services it provides.

      Pursuant to an agreement between the Fund and Allfirst Trust, Allfirst Trust performs transfer agency services. Pursuant to an agreement between Boston Financial Data Services, Inc. ("Boston Financial") and Allfirst Trust, Boston Financial performs sub-transfer agency services. For the services provided under the agreement with Allfirst Trust, the Fund pays an annual fee of up to $16 per Portfolio account and activity based fees ranging from $0.50 to $12.50 per item and reimbursements for out-of-pocket expenses. Allfirst Trust pays the transfer agency fees and expense reimbursements that it receives from the Fund to Boston Financial.

4. DISTRIBUTION AND SERVICE PLANS

      The Fund's Board of Trustees has adopted Distribution and Service Plans on behalf of the Corporate II Class Shares and Corporate IIIClass Shares of each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Distribution and/or service fees under the plans are paid to ARK Funds Distributors, LLC (the "Distributor"), which acts as distributor for the Fund pursuant to a distribution agreement on behalf of each Portfolio. The plans allow the Portfolios to pay the Distributor a fee at the annual rate of up to 0.25% and 0.40%, respectively, of the average daily net assets of the Corporate II Class Shares and Corporate III Class Shares. The Distributor may voluntarily waive all or a portion of their fees for certain Portfolios. These waivers are voluntary and may be discontinued at any time.



                                           SEMI ANNUAL REPORT / OCTOBER 31, 2002

20   SUPPLEMENTARY INFORMATION (UNAUDITED)

      For taxpayers filing on a calendar year basis, this notice is for informational purposes only.

      For the fiscal year ended October 31, 2002, each Portfolio is designating the following items with regard to distribution paid during the year.

--------------------------------------------------------------------------------
                     ORDINARY
                      INCOME          TAX EXEMPT
                   DISTRIBUTIONS        INCOME                      QUALIFYING
PORTFOLIO           (TAX BASIS)      DISTRIBUTIONS      TOTAL      DIVIDENDS (1)
--------------------------------------------------------------------------------
TCMP                    100%               0%            100%            0%
--------------------------------------------------------------------------------
GCMP                    100%               0%            100%            0%
--------------------------------------------------------------------------------
PCMP                    100%               0%            100%            0%
--------------------------------------------------------------------------------
TFCMP                     0%             100%            100%            0%
--------------------------------------------------------------------------------
(1) Qualifying dividends represent dividends which qualify for the corporate dividend received deduction.

OCTOBER 31, 2002  /   SEMI ANNUAL REPORT

                               INVESTMENT ADVISOR
                        Allied Investment Advisors, Inc.
                               Baltimore, Maryland

                                    TRUSTEES
                              William H. Cowie, Jr.
                                 David D. Downes
                               Sir Victor Garland
                                  Rick A. Gold
                                Charlotte R. Kerr
                                Richard B. Seidel

                                  ADMINISTRATOR
                          Allfirst Trust Company, N.A.
                               Baltimore, Maryland

                                   DISTRIBUTOR
                           ARK Funds Distributors, LLC
                                 Portland, Maine

                                  LEGAL COUNSEL
                           Kirkpatrick & Lockhart LLP
                                Washington, D.C.

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                              Boston, Massachusetts

                                    CUSTODIAN
                          Allfirst Trust Company, N.A.
                               Baltimore, Maryland

[LOGO OMITTED]
[LOGO OF ARK FUNDS OMITTED]

100 EAST PRATT STREET, 15th FLOOR |  MAIL CODE 104-410 |  BALTIMORE, MD 21202

We are pleased to send you our Semi Annual Report for the period ended October 31, 2002. This report contains important information about your investments in ARK Funds. Because we are sending a report to each person listed as a shareholder, you (or your household) may receive more than one report.

This material must be preceded or accompanied by a current prospectus.

ARK-SA-002-1202                                                         RECYCLED
                                                                        CONTENT